UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5888



                            SMALLCAP World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

SMALLCAP World Fund

[cover:  global view of Asia]

Semi-annual report for the six months ended March 31, 2004

SMALLCAP WORLD FUND(R) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS

Cumulative   total  returns  for  periods   ended  March  31,  2004,   with  all
distributions reinvested

                                                                                                            GLOBAL SMALL-
                                                          SMALLCAP           S&P/CITIGROUP WORLD           COMPANY MUTUAL
                                                         WORLD FUND            SMALLCAP INDEX               FUNDS AVERAGE

Six months                                                 +23.8%                   +25.1%                     +21.1%
1 year                                                     +69.9                    +72.8                      +63.0
5 years                                                    +42.2                    +69.5                      +52.2
10 years                                                  +134.0                   +121.8                     +104.2
Since fund's inception on April 30, 1990                  +302.4                   +228.5                     +241.6
Since fund's inception (annualized)                        +10.5                     +8.9                       +9.2

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The S&P/Citigroup World Smallcap Index (formerly the Salomon Smith Barney World Smallcap Index) tracks about 5,000 publicly traded stocks in 28 countries with market capitalizations between $100 million and $1.5 billion. The global small-company mutual funds average is computed by Lipper.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004:

CLASS A SHARES                                 1 YEAR      5 YEARS     10 YEARS
Reflecting 5.75% maximum sales charge          + 60.18%    + 6.03%      + 8.23%

Results for other share classes can be found on page 36. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.

FELLOW SHAREHOLDERS:

SMALLCAP World Fund recorded robust results for the six months ended March 31, 2004, as small cap stocks generally continued a year-long surge even as the overall stock market flattened in recent months.

For the period, the fund returned 23.8% with dividends reinvested. As you can see in the Investment Highlights table at left, that was slightly behind the 25.1% return of its main benchmark, the S&P/Citigroup World Smallcap Index (although that unmanaged index includes no expenses) and slightly ahead of the 21.1% return of its Lipper peer group. The fund's results exceeded by a wide margin the unmanaged Standard & Poor's 500 Composite Index (+14.1%), which measures large cap stocks.

The six months complete what a Lehman Brothers analyst calls the best 12 months small-company stocks have ever recorded, gaining 72.8% as measured by the Citigroup index. It's also the best period relative to large cap stocks (the S&P 500 returned roughly half as much, 35.1%). SMALLCAP World Fund, with its intensive research effort, participated fully in the rebound, which came after three years of very difficult times. The fund rose 69.9% compared with 63.0% for the Lipper average.

[Begin Sidebar]

WHERE ARE SMALLCAP'S HOLDINGS LOCATED?

[begin pie chart]
                                         Percent of
AS OF MARCH 31, 2004                     net assets

o  United States                            48.4%
o  Asia & Pacific Basin                     24.3
o  Europe                                   14.6
o  Other (including Canada
   & Latin America)                          6.1
o  Cash & equivalents                        6.6

[end pie chart]

[begin pie chart]

                                         Percent of
AS OF SEPTEMBER 30, 2003                 net assets

o  United States                            50.2%
o  Asia & Pacific Basin                     20.2
o  Europe                                   15.1
o  Other (including Canada
   & Latin America)                          6.5
o  Cash & equivalents                        8.0

[end pie chart]
[End Sidebar]

Without understating the importance of that 12-month result, we do want to point out that coming as it did on the heels of that long period of sharply negative returns, taking a longer view is important. What pleases us most is that it has enhanced a respectable longer term and lifetime set of results, as the Investment Highlights table also shows.

RIDING A BROAD GLOBAL TREND

Clearly, two things that have helped us recently are the breadth of the market gains among smaller stocks as well as a switch from headwinds to tailwinds in our non-U.S. investment activities. Economic growth, particularly in Japan,
China and the entire crescent from India to Taiwan and South Korea, has substantially added to returns. The strength of many non-U.S. currencies against the dollar also has been an important contributor. Many areas contributed to the uptrend. In fact, of the securities in the fund for the full six months, 80% showed price gains for the period.

Internet stocks such as Ask Jeeves, the fund's second-largest holding (up 84%), did well in the period, along with oil and natural resources stocks such as Wheaton River Minerals (up 114%). Our investments in companies in emerging markets also were important contributors. Technology company stocks, which did well early in the general market recovery, tended to lag in the recent period.

TAKING ADVANTAGE OF OUR GLOBAL RESOURCES

We have said many times that the global reach of SMALLCAP World Fund -- as opposed to being simply a U.S. fund -- has strengthened our hand in seeking the best possible results. To that end, the fund has augmented its already strong global research effort. Currently, it can call on 88 research analysts of the fund's adviser, Capital Research and Management Company. Capital Research investment professionals hail from more than two dozen countries and speak as many languages.

In addition, the fund has raised the maximum market capitalization for companies to be considered for the portfolio to $2 billion from $1.5 billion -- while keeping the lower figure for the emerging market world and the minimum at $50 million. When we started the fund, the limit was $1 billion and we have raised it in stages to reflect rising valuations in the small cap universe.

LOOKING AHEAD

We remain especially optimistic about Japan, India and other growing Asian economies. We continue to view long-term prospects in China as quite favorable. In the near-term, however, Chinese stocks are going through a correction. Hence, we are being cautious and focusing more on companies with exposure to the entire booming Asian economy. The fund currently is underweighted in Europe, where we are less sanguine about the outlook for smaller companies. We remain confident about continued growth in the U.S. economy.

At the same time, don't expect small cap stock prices to continue expanding at the pace they have off the March 2003 bottom. An upturn in business often has a more dramatic immediate impact on smaller companies than on larger ones, and the fund has benefited from that in the past year. Currently, there is uncertainty in Iraq and signs that with the first synchronized expansion in world economies in many years, rising inflation and interest rates may be on the horizon. Nonetheless, we are optimistic that the global reach of this fund should help it participate in small-company growth wherever it is strongest.

We appreciate the patience our investors have shown in maintaining a long-term view, as we do in choosing companies for this fund. We also welcome all our new shareholders.

Cordially,

/s/ Gordon Crawford                     /s/ Gregory W. Wendt
Gordon Crawford                         Gregory W. Wendt
Chairman of the Board                   President

May 12, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO   March 31, 2004                                 unaudited

[begin pie chart]
                                          Percent of
INDUSTRY DIVERSIFICATION                  net assets

Commercial Services & Supplies               6.8 %
Media                                        5.9
Internet Software & Services                 5.2
Hotels, Restaurants & Leisure                4.8
Semiconductors & Semiconductor Equipment     4.7
All other industries                        66.0
Cash & equivalents                           6.6

[end pie chart]


                                          Percent of
LARGEST EQUITY HOLDINGS                   net assets

Michaels Stores                              1.16 %
Ask Jeeves                                    .95
Performance Food Group                        .91
Sylvan Learning Systems                       .89
HDFC Bank                                     .89
Medicis Pharmaceutical                        .76
CNET Networks                                 .74
Yankee Candle Company                         .74
Venture                                       .74
Gemstar-TV Guide International                .71




                                                                                                                       MARKET
                                                                                                                        VALUE
EQUITY SECURITIES (common and preferred stocks) - 93.27%                                                 SHARES         (000)

COMMERCIAL SERVICES & SUPPLIES  -  6.84%
Sylvan Learning Systems, Inc. (USA) (1) (2)                                                             2,820,000     $  99,010
School Specialty, Inc. (USA) (1) (2)                                                                    1,210,000        43,040
Vedior NV (Netherlands)                                                                                 2,948,571        42,858
United Rentals, Inc. (USA) (1)                                                                          2,391,900        42,504
Downer EDI Ltd. (Australia) (2)                                                                        16,460,012        39,315
John H. Harland Co. (USA)                                                                               1,150,000        35,788
Education Management Corp. (USA) (1)                                                                    1,120,000        35,650
Herman Miller, Inc. (USA)                                                                               1,275,000        33,953
Sumitomo Real Estate Sales Co., Ltd. (Japan)                                                              700,000        33,580
ChoicePoint Inc. (USA) (1)                                                                                850,000        32,325
Brinks Company (USA)                                                                                    1,100,000        30,338
Imagistics International Inc. (USA) (1)                                                                   626,100        27,580
Kroll Inc. (USA) (1)                                                                                    1,000,000        26,850
Arbitron Inc. (USA) (1)                                                                                   621,060        25,004
Corrections Corporation of America (USA) (1)                                                              700,000        24,920
Buhrmann NV (Netherlands)                                                                               2,500,000        22,596
Tetra Tech, Inc. (USA) (1)                                                                              1,000,000        21,460
Kelly Services, Inc., Class A (USA)                                                                       700,000        20,727
Techem AG (Germany) (1)                                                                                   947,300        20,153
S1 Corp. (South Korea)                                                                                    675,940        16,040
Duratek, Inc. (USA) (1) (2)                                                                               891,100        14,177
PARK 24 Co., Ltd. (Japan)                                                                                 357,000        11,440
CoStar Group, Inc. (USA) (1)                                                                              300,000        11,067
Michael Page International PLC (United Kingdom)                                                         2,837,000         9,607
Corporate Express Australia Ltd. (Australia)                                                            2,489,700         8,835
MITIE Group PLC (United Kingdom)                                                                        3,560,000         7,731
Oslo Bors Holding ASA (Norway)                                                                            191,500         6,977
Informatics Holdings Ltd. (Singapore) (2)                                                              16,065,000         6,958
Reliance Security Group PLC (United Kingdom)                                                              440,000         5,603
Proffice AB, Class B (Sweden)                                                                           1,050,000         3,033
ZOOTS (USA)  (1) (2) (3) (4)                                                                           12,586,913         1,208


MEDIA  -  5.90%
Gemstar-TV Guide International, Inc. (formerly Gemstar International Group Ltd.) (USA) (1)             11,750,000        78,842
Astral Media Inc., Class A (Canada)                                                                     3,349,100        73,279
UnitedGlobalCom, Inc., Class A (USA) (1)                                                                8,610,144        73,100
SBS Broadcasting SA (Luxembourg) (1) (2)                                                                1,855,000        66,465
Reader's Digest Assn., Inc., Class A (USA)                                                              3,650,000        51,392
Schibsted ASA (Norway)                                                                                  2,170,000        39,529
Lions Gate Entertainment Corp., USD denominated (Canada) (1) (2)                                        3,050,000        19,062
Lions Gate Entertainment Corp. (1) (2)                                                                  2,728,500        16,941
Valassis Communications, Inc. (USA) (1)                                                                 1,000,000        30,400
Corus Entertainment Inc., nonvoting, Class B (Canada)                                                   1,405,000        29,661
Clear Media Ltd. (Hong Kong) (1) (2)                                                                   32,579,000        28,639
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                                            129,889,000        25,670
Catalina Marketing Corp. (USA) (1)                                                                      1,275,000        24,722
Sanctuary Group PLC (United Kingdom) (2)                                                               21,490,000        19,021
Toei Animation Co., Ltd. (Japan)                                                                          290,000        15,831
Journal Communications, Inc., Class A (USA)                                                               687,000        13,740
Next Media Ltd. (Hong Kong) (1)                                                                        31,146,000        13,590
Austereo Group Ltd. (Australia)                                                                         9,820,000        10,266
Modern Times Group MTG AB, Class B (Sweden) (1)                                                           500,000         9,307
Zee Telefilms Ltd. (India)                                                                              2,700,000         8,353
BKN International AG (Germany) (1) (2) (4)                                                                451,143         2,158
BKN International AG (1) (2)                                                                              348,857         1,768
GWR Group PLC (United Kingdom)                                                                            439,500         2,222
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                          2,957,100         1,041


INTERNET SOFTWARE & SERVICES  -  5.20%
Ask Jeeves, Inc. (USA) (1) (2)                                                                          2,953,700       105,536
CNET Networks, Inc. (USA) (1)                                                                           8,000,000        82,640
InfoSpace.com, Inc. (USA) (1) (2)                                                                       1,910,200        74,249
SkillSoft PLC (ADR) (Ireland) (1)                                                                       3,610,300        46,573
Sohu.com Inc. (USA) (1)                                                                                 1,800,000        44,802
lastminute.com PLC (United Kingdom) (1)                                                                10,625,000        38,520
NHN Corp. (South Korea)                                                                                   450,652        33,144
FindWhat.com (USA) (1) (2)                                                                              1,400,000        30,310
DoubleClick Inc. (USA) (1)                                                                              2,600,000        29,250
Homestore, Inc. (USA) (1)                                                                               4,600,000        19,458
Digital River, Inc. (USA) (1)                                                                             800,000        18,728
ValueClick, Inc. (USA) (1)                                                                              1,600,000        17,280
Autobytel Inc. (USA) (1)                                                                                1,300,000        17,160
EarthLink, Inc. (USA) (1)                                                                               1,577,300        13,975
Knot, Inc. (USA) (1) (2) (4)                                                                            1,200,000         5,220
Knot, Inc. (1) (2)                                                                                        119,200           519
Meet World Trade, Series C, convertible preferred (USA) (1) (3) (4)                                       389,416           362
Muse Prime Software, Inc., Series B, convertible preferred (USA)  (1) (2) (3) (4)                       1,770,000           230
Orbiscom Ltd. (Ireland) (1) (3) (4)                                                                     3,905,874            98
ProcurePoint Travel Solutions Inc. (formerly ProcurePoint Travel Solutions Inc.,
    Series B, convertible preferred) (USA) (1) (3) (4)                                                     25,746             -


HOTELS, RESTAURANTS & LEISURE  -  4.76%
Aristocrat Leisure Ltd. (Australia) (2)                                                                24,981,849        65,388
J D Wetherspoon PLC (United Kingdom)                                                                    8,014,960        43,475
Mandalay Resort Group (USA)                                                                               675,400        38,673
Orient-Express Hotels Ltd., Class A (USA)                                                               1,760,000        31,486
Triarc Companies, Inc., Class B (USA)                                                                   1,900,000        20,824
Triarc Companies, Inc., Class A                                                                           950,000        10,393
William Hill PLC (United Kingdom)                                                                       3,020,000        28,858
Stanley Leisure PLC (United Kingdom)                                                                    2,740,000        25,590
O'Charley's Inc. (USA) (1) (2)                                                                          1,350,000        24,637
California Pizza Kitchen, Inc. (USA) (1) (2)                                                            1,230,000        24,600
Cafe de Coral Holdings Ltd. (Hong Kong)                                                                24,036,000        24,368
Sonic Corp. (USA) (1)                                                                                     690,000        23,653
IHOP Corp. (USA)                                                                                          675,000        23,247
Paddy Power PLC (Ireland)                                                                               1,821,270        20,380
Steak n Shake Co. (USA) (1)                                                                             1,024,750        19,726
Pinnacle Entertainment, Inc. (USA) (1)                                                                  1,400,000        19,320
Restaurant Group PLC (formerly City Centre Restaurants PLC) (United Kingdom) (2)                       12,629,000        18,500
Luminar PLC (United Kingdom)                                                                            2,000,000        16,784
P.F. Chang's China Bistro, Inc. (USA) (1)                                                                 312,000        15,697
Sky City Ltd. (New Zealand)                                                                             4,029,600        11,858
Applebee's International, Inc. (USA)                                                                      200,000         8,270
Greene King PLC (United Kingdom)                                                                          422,457         7,448
Panera Bread Co., Class A (USA) (1)                                                                       150,000         5,838


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.68%
Cymer, Inc. (USA) (1) (2)                                                                               2,000,000        77,220
O2Micro International Ltd. (USA) (1) (2)                                                                2,495,000        42,989
Varian Semiconductor Equipment Associates, Inc. (USA) (1)                                               1,000,000        42,000
Power Integrations, Inc. (USA) (1)                                                                      1,400,000        41,062
Cypress Semiconductor Corp. (USA) (1)                                                                   1,500,000        30,705
Integrated Circuit Systems, Inc. (USA) (1)                                                              1,200,000        30,036
Semtech Corp. (USA) (1)                                                                                 1,300,000        29,679
Micronas Semiconductor Holding AG (Switzerland) (1)                                                       542,493        25,641
Brooks Automation, Inc. (USA) (1)                                                                       1,200,000        25,176
Atheros Communications, Inc. (USA) (1)                                                                  1,469,496        25,143
ASE Test Ltd. (Taiwan) (1)                                                                              2,075,000        22,825
Vanguard International Semiconductor Corp. (Taiwan) (1) (3)                                            50,000,000        22,796
Axcelis Technologies, Inc. (USA) (1)                                                                    2,000,000        22,240
PDF Solutions, Inc. (USA) (1) (2)                                                                       1,510,000        17,380
KEC Corp. (South Korea) (2)                                                                               523,540        16,124
Faraday Technology Corp. (Taiwan)                                                                       4,999,125        11,700
ASM International NV (New York registered) (Netherlands) (1)                                              419,100         9,262
MKS Instruments, Inc. (USA) (1)                                                                           300,000         7,203
King Yuan Electronics Co., Ltd. (Taiwan) (1)                                                            5,053,000         6,927
VIA Technologies, Inc. (Taiwan)                                                                         4,121,000         5,010
ASM Pacific Technology Ltd. (Hong Kong)                                                                   940,000         4,186
MegaChips Corp. (Japan)                                                                                   295,000         3,198
Zeevo, Inc., Series E-1, convertible preferred (USA) (1) (3) (4)                                          942,839           943
Zeevo, Inc., Series C-1, convertible preferred (1) (3) (4)                                                461,157           461
Zeevo, Inc., Series E-1, warrants, expire 2008 (1) (3) (4)                                                      3             -
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                                 2,300,000            31


SPECIALTY RETAIL  -  4.67%
Michaels Stores, Inc. (USA)                                                                             2,650,000       128,843
Valora Holding AG (Switzerland) (2)                                                                       222,000        54,918
CarMax, Inc. (USA) (1)                                                                                  1,800,000        52,560
Big Lots, Inc. (USA) (1)                                                                                2,771,400        40,185
Charles Vogele Holding AG (Switzerland) (1) (2)                                                           530,000        35,548
Edion Corp. (Japan)                                                                                     2,815,000        34,219
Sharper Image Corp. (USA) (1) (2)                                                                         950,000        30,951
JJB Sports PLC (United Kingdom)                                                                         4,904,900        28,975
Williams-Sonoma, Inc. (USA) (1)                                                                           750,000        25,650
KOMERI Co., Ltd. (Japan)                                                                                  648,100        18,187
Culture Convenience Club Co., Ltd. (Japan)                                                              1,686,100        17,762
Nobia AB (Sweden)                                                                                       1,255,000        12,554
DFS Furniture Co. PLC (United Kingdom)                                                                  1,545,300        12,257
Lithia Motors, Inc., Class A (USA)                                                                        325,000         8,986
Payless ShoeSource, Inc. (USA) (1)                                                                        500,000         6,980
Carpetright PLC (United Kingdom)                                                                          307,213         5,682
Restoration Hardware, Inc. (USA) (1)                                                                      713,000         3,544
Chico's FAS, Inc. (USA) (1)                                                                                25,000         1,160


COMMERCIAL BANKS  -  4.61%
HDFC Bank Ltd. (India)                                                                                 11,292,240        98,774
Cathay General Bancorp, Inc. (formerly Cathay Bancorp, Inc.) (USA)                                      1,182,600        77,839
Pusan Bank (South Korea) (2)                                                                            9,520,500        60,967
Aareal Bank AG (Germany)                                                                                1,478,000        48,891
Daegu Bank, Ltd. (South Korea)                                                                          6,606,100        39,480
ICICI Bank Ltd. (India)                                                                                 5,584,503        38,215
Sterling Bancshares, Inc. (USA) (2)                                                                     2,700,000        36,153
Fulton Financial Corp. (USA)                                                                            1,540,350        34,304
First Community Bancorp (USA)                                                                             645,000        24,117
Southwest Bancorporation of Texas, Inc. (USA)                                                             510,000        19,242
Citizens Banking Corp. (USA)                                                                              549,900        17,943
Old National Bancorp (USA)                                                                                333,200         7,530
First Financial Bancorp. (USA)                                                                            256,468         4,745
First Regional Bancorp (USA) (1) (3) (4)                                                                  139,200         3,579


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.16%
Venture Corp. Ltd. (Singapore)                                                                          7,099,600        81,863
Kingboard Chemical Holdings Ltd. (Hong Kong) (2)                                                       39,882,000        76,772
Veeco Instruments, Inc. (USA) (1) (2)                                                                   1,500,000        42,075
Rogers Corp. (USA) (1)                                                                                    756,800        40,390
Littelfuse, Inc. (USA) (1)                                                                              1,077,500        40,083
National Instruments Corp. (USA)                                                                        1,237,500        38,932
Citizen Electronics Co., Ltd. (Japan)                                                                     552,900        34,215
Orbotech Ltd. (Israel) (1)                                                                                887,000        21,332
Vaisala Oyj, Class A (Finland)                                                                            848,095        21,171
Micronic Laser Systems AB (Sweden) (1) (2)                                                              2,638,952        19,928
Hana Microelectronics PCL (Thailand)                                                                    4,135,000        14,760
Digital Theater Systems, Inc. (USA) (1)                                                                   250,000         6,407
Hankuk Electric Glass Co., Ltd. (South Korea)                                                             119,810         5,749
Rotork PLC (United Kingdom)                                                                               793,446         5,622
Renishaw PLC (United Kingdom)                                                                             574,108         5,283
Jahwa Electronics Co., Ltd. (South Korea)                                                                 540,000         5,159
Taiflex Scientific Co., Ltd. (Taiwan) (1)                                                               1,084,000         2,949


OIL & GAS  -  4.12%
Spinnaker Exploration Co. (USA) (1) (2)                                                                 1,980,000        71,122
Cabot Oil & Gas Corp., Class A (USA)                                                                    1,438,000        43,945
First Calgary Petroleums Ltd., GBP denominated (Canada) (1)                                             4,800,000        28,620
First Calgary Petroleums Ltd. (1)                                                                       2,146,000        12,556
Magnum Hunter Resources, Inc. (USA) (1) (2)                                                             3,600,000        36,504
OPTI Canada Inc., Class C (Canada) (1) (3) (4)                                                          2,534,000        36,197
Patina Oil & Gas Corp. (USA)                                                                            1,320,000        34,650
Western Oil Sands Inc., Class A (Canada) (1)                                                            1,320,000        33,789
Quicksilver Resources Inc. (USA) (1)                                                                      810,000        31,396
Encore Acquisition Co. (USA) (1)                                                                          950,000        26,315
Premcor Inc. (USA) (1)                                                                                    778,112        24,098
Venture Production Company Ltd. (United Kingdom) (1) (2)                                                6,500,000        19,737
Harvest Natural Resources, Inc. (USA) (1)                                                               1,242,800        18,157
Australian Worldwide Exploration Ltd. (Australia) (1)                                                  11,666,666        12,464
Penn West Petroleum Ltd. (Canada)                                                                         225,000        10,508
Canadian Oil Sands Trust (Canada)                                                                         279,380         9,472
Sibir Energy PLC (United Kingdom) (1)  (4)                                                              8,495,992         4,456
Sibir Energy PLC (1)                                                                                        4,008             2
PetroFalcon Corp. (Canada) (1)                                                                          2,300,000         3,645


BIOTECHNOLOGY  -  3.32%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                                  2,959,400        70,108
IDEXX Laboratories, Inc. (USA) (1)                                                                        875,000        49,761
Q-Med AB (Sweden) (1) (2)                                                                               1,610,000        46,180
Vicuron Pharmaceuticals Inc. (USA) (1)                                                                  1,500,000        34,125
Neurocrine Biosciences, Inc. (USA) (1)                                                                    500,000        29,550
NPS Pharmaceuticals, Inc. (USA) (1)                                                                       905,900        25,863
Incyte Corp. (USA) (1)                                                                                  2,500,000        20,775
Transkaryotic Therapies, Inc. (USA) (1)                                                                 1,208,300        20,734
Onyx Pharmaceuticals, Inc. (USA) (1)                                                                      500,000        20,230
Eyetech Pharmaceuticals, Inc. (USA) (1)                                                                   462,500        15,355
Alkermes, Inc. (USA) (1)                                                                                  804,600        12,866
InterMune Inc. (USA) (1)                                                                                  600,000        11,688
OSI Pharmaceuticals, Inc. (USA) (1)                                                                       287,000        11,021
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1) (3) (4)                           55,824           300


PHARMACEUTICALS  -  2.59%
Medicis Pharmaceutical Corp., Class A (USA)                                                             2,110,000        84,400
Valeant Pharmaceuticals International (formerly ICN Pharmaceuticals, Inc.) (USA)                        2,400,000        57,288
Recordati SpA (Italy) (2)                                                                               2,652,000        46,181
MGI PHARMA, Inc. (USA) (1)                                                                                687,000        42,086
Eon Labs, Inc. (USA) (1)                                                                                  275,000        18,447
Inspire Pharmaceuticals, Inc. (USA) (1)                                                                 1,250,000        16,100
Elan Corp., PLC (ADR) (Ireland) (1)                                                                       590,000        12,166
Penwest Pharmaceuticals Co. (USA) (1)                                                                     500,000         7,305
NexMed, Inc. (USA) (1)                                                                                  1,100,000         3,080
NexMed, Inc.  (1) (4)                                                                                     152,355           427
NexMed, Inc., warrants, expire 2004 (1) (3) (4)                                                            30,471            12
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1) (3) (4)                                      164,467             1


SOFTWARE  -  2.29%
Mentor Graphics Corp. (USA) (1) (2)                                                                     3,572,200        63,657
Manhattan Associates, Inc. (USA) (1) (2)                                                                1,850,000        51,430
Creo Inc., USD denominated (Canada) (1) (2)                                                             3,134,000        29,710
Creo Inc. (1) (2)                                                                                         430,000         4,029
Borland Software Corp. (USA) (1)                                                                        3,600,000        32,688
Parametric Technology Corp. (USA) (1)                                                                   6,691,300        30,245
Lawson Software, Inc. (USA) (1)                                                                         3,000,000        24,900
Macromedia, Inc. (USA) (1)                                                                                800,000        16,056
Infoteria Corp. (Japan) (1) (2) (3) (4)                                                                     2,672         1,602
diCarta (USA) (1) (3) (4)                                                                                 103,135           105
Versata, Inc. (USA) (1)                                                                                    24,597            44
MMC AS (Norway) (1) (3) (4)                                                                             4,150,000             6
Monterey Design Systems Inc. (USA) (1) (3) (4)                                                            100,000             0


HOUSEHOLD DURABLES  -  2.14%
Yankee Candle Company, Inc. (USA) (1) (2)                                                               2,975,000        82,050
Ekornes ASA (Norway)                                                                                    1,725,598        34,640
Blyth, Inc. (USA)                                                                                       1,000,000        32,670
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                                  9,102,000        26,240
Tupperware Corp. (USA)                                                                                  1,350,000        24,043
Rational AG (Germany)                                                                                     242,100        15,621
Palm Harbor Homes, Inc. (USA) (1)                                                                         663,906        13,915
Rinnai Corp. (Japan)                                                                                      230,000         6,168
Compass East Industry (Thailand) PCL (Thailand)                                                         8,514,100         2,160


ENERGY EQUIPMENT & SERVICES  -  2.12%
Helmerich & Payne, Inc. (USA)                                                                           2,300,000        65,895
CARBO Ceramics Inc. (USA)                                                                                 475,000        29,901
Hydril (formerly Hydril Co.) (USA) (1)                                                                    917,500        24,038
Expro International Group PLC (United Kingdom) (2)                                                      4,250,000        19,631
China Oilfield Services Ltd., Class H (China)                                                          60,637,100        18,287
Enerflex Systems Ltd. (Canada)                                                                            895,000        16,324
Rowan Companies, Inc. (USA) (1)                                                                           770,600        16,252
Newpark Resources, Inc. (USA) (1)                                                                       2,500,000        13,000
Calfrac Well Services Ltd. (Canada) (1)                                                                   591,200        10,472
FMC Technologies, Inc. (USA) (1)                                                                          350,000         9,460
TODCO, Class A (USA) (1)                                                                                  636,000         9,286
Cie. Generale de Geophysique (France) (1)                                                                  59,844         2,697


BUILDING PRODUCTS  -  2.11%
Royal Group Technologies Ltd. (Canada) (1)                                                              4,645,000        50,888
Masonite International Corp. (Canada) (1)                                                               1,734,000        48,746
Geberit AG (Switzerland)                                                                                   65,901        36,193
Uponor Oyj (Finland)                                                                                    1,125,450        33,879
Noritz Corp. (Japan)                                                                                    1,460,000        25,354
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                            240,000        22,509
York International Corp. (USA)                                                                            300,000        11,793
Ultraframe PLC (United Kingdom)                                                                         1,575,000         4,782


HEALTH CARE PROVIDERS & SERVICES  -  1.89%
Rhon-Klinikum AG (Germany) (2)                                                                            927,800        46,584
Rhon-Klinikum AG, nonvoting preferred (2)                                                                 561,300        23,958
Service Corp. International (USA) (1)                                                                   6,000,000        44,820
American Healthways, Inc. (USA) (1)                                                                     1,200,000        29,304
Sonic Healthcare Ltd. (Australia)                                                                       3,975,100        24,480
LifePoint Hospitals, Inc. (USA) (1)                                                                       550,000        17,787
Ramsay Health Care Ltd. (Australia)                                                                     3,450,000        13,163
Triad Hospitals, Inc. (USA) (1)                                                                           250,000         7,705
Symbion, Inc. (USA) (1)                                                                                   113,200         2,056


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.88%
Wilson Greatbatch Technologies, Inc. (USA) (1) (2)                                                      1,118,400        40,576
ResMed Inc (USA) (1)                                                                                      451,000        20,381
ResMed Inc, AUD denominated (1)                                                                           750,000         3,388
Tecan Group Ltd., Mannedorf (Switzerland)                                                                 598,083        22,606
Kobayashi Pharmaceutical Co., Ltd. (Japan)                                                                807,300        21,919
Nobel Biocare Holding AG (Switzerland)                                                                    156,000        21,419
Cochlear Ltd. (Australia)                                                                               1,287,000        19,868
Straumann Holding AG (Switzerland)                                                                         74,000        12,788
Coloplast A/S, Class B (Denmark)                                                                          137,000        12,721
Nakanishi Inc. (Japan)                                                                                    199,000        10,520
Aspect Medical Systems, Inc. (USA) (1)                                                                    561,458         8,366
TriPath Imaging, Inc. (USA) (1)                                                                           886,242         8,118
Vision-Sciences, Inc. (USA) (1)                                                                           984,500         3,633
Lumenis Ltd. (Israel) (1) (2)                                                                           2,270,000         2,735


METALS & MINING  -  1.82%
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                          26,400,000        29,306
Minara Resources Ltd. (Australia) (1)                                                                  12,939,428        28,536
CONSOL Energy Inc. (USA)                                                                                1,000,000        26,800
Wheaton River Minerals Ltd. (Canada) (1) (4)                                                            4,775,500        16,299
Wheaton River Minerals Ltd., warrants, expire 2007 (1) (4)                                              1,562,500         3,369
Wheaton River Minerals Ltd., Series A, warrants, expire 2007 (1) (4)                                      817,000         1,799
Wheaton River Minerals Ltd., Series B, warrants, expire 2008 (1) (4)                                      441,250           706
First Quantum Minerals Ltd. (Canada) (1)                                                                1,677,700        19,019
Gabriel Resources Ltd. (Canada) (1)                                                                     6,160,000        17,130
Hindalco Industries Ltd. (India)                                                                          500,000        14,092
Peter Hambro Mining PLC (United Kingdom) (1)                                                            1,390,000        12,880
Northern Orion Resources Inc. (Canada) (1) (4)                                                          2,800,000         8,831
Northern Orion Resources Inc., warrants, expire 2008 (1) (4)                                            1,400,000         2,656
DiamondWorks Ltd. (Canada) (1) (2)                                                                      4,055,000         8,959
American Mineral Fields Inc. (Canada) (1) (4)                                                           2,625,000         4,400
Thistle Mining Inc. (Canada) (1)                                                                        6,156,909         1,360
Thistle Mining Inc. (1) (3)                                                                             6,000,000         1,127
Thistle Mining Inc., GBP denominated (1)                                                                4,525,000         1,041
Thistle Mining Inc., warrants, expire 2009 (1) (3) (4)                                                  3,000,000            45
Kenmare Resources PLC (Ireland) (1)                                                                     7,200,000         2,451
Kenmare Resources PLC (1) (4)                                                                           2,500,000           851


FOOD PRODUCTS  -  1.81%
Nestle India Ltd. (India)                                                                               3,599,650        52,581
IOI Corp. Bhd. (Malaysia)                                                                              17,000,000        48,316
Lindt & Sprungli AG (Switzerland)                                                                           1,694        17,010
Lindt & Sprungli AG, participation certificate                                                             19,166        16,984
Interstate Bakeries Corp. (USA)                                                                         1,460,600        16,607
National Foods Ltd. (Australia)                                                                         4,971,539        15,783
Burns, Philp & Co. Ltd. (Australia) (1)                                                                26,869,569        11,687
DyDo Drinco (Japan)                                                                                       350,000        11,148
Binggrae Co., Ltd. (South Korea)                                                                          495,000         8,421
Yantai North Andre Juice Co., Ltd., Class H (China) (1)                                                19,000,000         2,560


CONSTRUCTION & ENGINEERING  -  1.70%
Daelim Industrial Co., Ltd. (South Korea)                                                               1,729,640        60,361
Chiyoda Corp. (Japan) (1)                                                                               6,004,000        43,260
Hyundai Development Co. (South Korea)                                                                   2,600,000        30,169
Heijmans NV (Netherlands)                                                                                 910,000        21,832
LG Engineering & Construction Co., Ltd. (South Korea)                                                   1,100,000        17,754
Royal Boskalis Westminster NV (Netherlands) (1)                                                           598,620        16,011


FOOD & STAPLES RETAILING  -  1.64%
Performance Food Group Co. (USA) (1) (2)                                                                2,935,000       100,817
Cawachi Ltd. (Japan)                                                                                      235,000        10,912
Cawachi Ltd. (1) (3) (5)                                                                                  235,000        10,912
CP Seven Eleven PCL (Thailand) (1)                                                                     10,985,100        18,486
Winn-Dixie Stores, Inc. (USA)                                                                           2,400,000        18,240
Whole Foods Market, Inc. (USA)                                                                            200,000        14,990
BJ's Wholesale Club, Inc. (USA) (1)                                                                       164,700         4,192
Wumart Stores, Inc., Class H (China) (1)                                                                2,498,000         3,687


CHEMICALS  -  1.64%
Millennium Chemicals Inc. (USA) (2)                                                                     3,852,300        57,553
Cambrex Corp. (USA)                                                                                     1,300,000        34,970
Asian Paints (India) Ltd. (India)                                                                       4,442,883        30,936
Georgia Gulf Corp. (USA)                                                                                  800,000        24,120
Ferro Corp. (USA)                                                                                         700,000        18,305
Hyosung Corp. (South Korea) (2)                                                                         1,844,128        16,025


TRANSPORTATION INFRASTRUCTURE  -  1.33%
Zhejiang Expressway Co. Ltd., Class H (China)                                                          67,000,000        49,440
SembCorp Logistics Ltd. (Singapore)                                                                    39,605,200        46,614
Jiangsu Expressway Co. Ltd., Class H (China)                                                           72,050,000        42,071
Anhui Expressway Co. Ltd., Class H (China)                                                             24,000,000        10,164


THRIFTS & MORTGAGE FINANCE  -  1.20%
Housing Development Finance Corp. Ltd. (India)                                                          2,212,480        32,868
Saxon Capital, Inc. (USA) (1)                                                                           1,050,000        29,830
Hudson River Bancorp, Inc. (USA)                                                                        1,436,200        29,586
IndyMac Bancorp, Inc. (USA)                                                                               675,000        24,496
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                    630,000        16,512


REAL ESTATE  -  1.11%
Unibail Holding (France)                                                                                  222,000        23,218
Able Inc. (Japan) (2)                                                                                     705,000        21,644
Central Pattana PCL (Thailand)                                                                         16,413,400        19,774
Capital Lease Funding, Inc. (USA) (1) (2)                                                               1,530,000        19,615
Ascendas Real Estate Investment Trust (Singapore)                                                      16,599,000        12,594
FelCor Lodging Trust Inc. (USA) (1)                                                                       997,700        10,396
Gladstone Commercial Corp. (USA) (2)                                                                      493,000         8,430
Golden Land Property Development PLC, non-voting depositary receipt (Thailand) (1)                     20,000,000         5,354
Shanghai Real Estate Ltd. (Hong Kong)                                                                  19,152,000         1,991


INTERNET & CATALOG RETAIL  -  1.01%
Internet Auction Co. Ltd. (South Korea) (1)                                                               575,000        42,641
GSI Commerce, Inc. (USA) (1) (2)                                                                        2,294,491        23,289
drugstore.com, inc. (USA) (1)                                                                           2,830,700        15,229
Provide Commerce, Inc. (USA) (1) (2)                                                                      654,800        14,897
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                              1,300,000        12,441
RedEnvelope, Inc. (USA) (1)                                                                               274,285         2,447
RedEnvelope, Inc. (1) (4)                                                                                  85,995           767


ROAD & RAIL  -  0.90%
SIRVA, Inc. (USA) (1)                                                                                   1,660,600        40,054
Container Corp. of India Ltd. (India)                                                                   2,257,907        37,738
Northgate PLC (United Kingdom)                                                                          2,145,000        22,461


CONSTRUCTION MATERIALS  -  0.83%
Associated Cement Companies Ltd. (India)                                                                8,250,000        48,519
Hanil Cement Co., Ltd. (South Korea) (2)                                                                  491,700        26,125
AMCOL International Corp. (USA)                                                                           750,000        13,087
Zhejiang Glass Co. Ltd., Class H (China)                                                               11,499,400         4,833


MACHINERY  -  0.76%
Federal Signal Corp. (USA)                                                                              1,201,100        23,842
ZENON Environmental Inc. (Canada) (1)                                                                     778,000        12,151
Kaulin Manufacturing Co. Ltd. (Taiwan)                                                                  5,227,000         8,897
Seco Tools AB, Class B (Sweden)                                                                           225,000         8,779
Lincoln Electric Holdings, Inc. (USA)                                                                     288,800         8,130
KCI Konecranes International Corp. (Finland)                                                              211,200         7,921
Spirax-Sarco Engineering PLC (United Kingdom)                                                             560,000         5,823
Chen Hsong Holdings Ltd. (Hong Kong)                                                                    7,172,000         4,371
LTG Technologies PLC (United Kingdom) (1) (2)                                                          17,785,714         4,304


COMPUTERS & PERIPHERALS  -  0.73%
Moser Baer India Ltd. (India)                                                                           3,750,000        26,488
Silicon Graphics, Inc. (USA) (1)                                                                        9,000,000        22,860
Anoto Group AB (Sweden) (1) (2)                                                                         7,156,244        15,833
High Tech Computer Corp. (Taiwan)                                                                       3,804,960        15,440


TEXTILES, APPAREL & LUXURY GOODS  -  0.72%
Phillips-Van Heusen Corp. (USA)                                                                         1,300,000        24,050
Cheil Industries Inc. (South Korea)                                                                     1,300,000        19,791
Gildan Activewear Inc. (Canada) (1)                                                                       500,000        15,656
Columbia Sportswear Co. (USA) (1)                                                                         250,000        13,860
Nien Hsing Textile Co., Ltd. (Taiwan)                                                                   7,000,000         7,043


WIRELESS TELECOMMUNICATION SERVICES  -  0.63%
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                                  1,132,400        16,975
Tele Celular Sul Participacoes SA, ordinary nominative                                              2,247,692,036         2,708
Nextel Partners, Inc., Class A (USA) (1)                                                                1,400,000        17,724
GLOBE TELECOM, Inc. (Philippines)                                                                         902,000        13,184
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                               401,700        10,898
Unwired Group Ltd. (Australia) (1) (4)                                                                  8,900,000         5,433
Unwired Group Ltd. (1)                                                                                  2,600,000         1,587
Total Access Communication PCL (Thailand) (1)                                                             667,700         1,809


TRADING COMPANIES & DISTRIBUTORS  -  0.62%
MSC Industrial Direct Co., Inc., Class A (USA)                                                          1,150,000        34,443
Hughes Supply, Inc. (USA)                                                                                 650,000        34,060


AIRLINES  -  0.55%
WestJet Airlines Ltd. (Canada) (1)                                                                      1,981,000        39,617
AMR Corp. (USA) (1)                                                                                     1,700,000        21,641


ELECTRIC UTILITIES  -  0.50%
Reliance Energy Ltd. (India)                                                                            2,259,500        39,867
Cleco Corp. (USA)                                                                                         825,000        15,700


INSURANCE  -  0.47%
China Insurance International Holdings Co. Ltd. (Hong Kong)                                            45,208,000        23,932
LG Insurance Co., Ltd. (South Korea) (2)                                                                3,000,000        16,463
First American Corp. (USA)                                                                                300,000         9,126
Dongbu Insurance Co., Ltd. (South Korea)                                                                  484,030         2,323


PAPER & FOREST PRODUCTS  -  0.45%
Chung Hwa Pulp Corp. (Taiwan) (2)                                                                      37,046,000        26,011
M-real Oyj, Class B (Finland)                                                                           2,610,000        24,232


IT SERVICES  -  0.43%
Baycorp Advantage Ltd. (Australia) (1) (2)                                                             13,892,100        27,033
Teleca AB, Class B (Sweden)                                                                             2,886,341        16,826
iPayment, Inc. (USA) (1)                                                                                  115,700         3,848
Socratic Technologies, Inc., Series A, convertible preferred
   (formerly Lone Star Research, Inc.) (USA) (1) (3) (4)                                                 375,000             0


BEVERAGES  -  0.40%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)                                                  2,130,000,000        29,223
Cott Corp. (Canada) (1)                                                                                   250,000         7,312
Robert Mondavi Corp., Class A (USA) (1)                                                                   193,200         7,305
Wolverhampton & Dudley Breweries, PLC (United Kingdom)                                                     34,269           531


COMMUNICATIONS EQUIPMENT  -  0.38%
CIENA Corp. (USA) (1)                                                                                   3,900,000        19,383
Echelon Corp. (USA) (1)                                                                                 1,064,178        11,993
CSR PLC (formerly Cambridge Silicon Radio, Series II, convertible preferred)
   (United Kingdom) (1) (3) (4)                                                                         3,025,214        11,215


ELECTRICAL EQUIPMENT  -  0.38%
LG Industrial Systems Co., Ltd. (South Korea) (1)                                                       1,029,350        16,883
Bharat Heavy Electricals Ltd. (India)                                                                     852,700        11,901
Korea Electric Terminal Co., Ltd. (South Korea)                                                           350,000         6,107
LG Cable Ltd. (South Korea)                                                                               315,000         4,686
Moatech Co., Ltd. (South Korea)                                                                           266,000         2,344


AUTO COMPONENTS  -  0.37%
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)                                                         21,927,000        31,591
Nokian Renkaat Oyj (Finland)                                                                              123,000         9,901


CONTAINERS & PACKAGING  -  0.33%
Owens-Illinois, Inc. (USA) (1)                                                                          1,650,000        23,133
Hung Hing Printing Group Ltd. (Hong Kong)                                                              17,199,000        13,464


GAS UTILITIES  -  0.30%
Xinao Gas Holdings Ltd. (China) (1)                                                                    37,300,000        19,386
International Energy Group Ltd. (United Kingdom) (2)                                                    4,640,000        13,577


OTHER  -  2.03%
WD-40 Co. (USA)                                                                                           640,900        22,432
American Capital Strategies, Ltd. (USA)                                                                   600,000        19,944
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR) (Indonesia)                        850,000        18,700
Largan Precision Co., Ltd. (Taiwan)                                                                     1,451,800        17,298
Warehouse Group Ltd. (New Zealand)                                                                      5,850,000        16,748
Impact 21 Co., Ltd. (Japan)                                                                               510,500        12,440
Grasim Industries Ltd. (India)                                                                            501,284        12,364
MEDION AG (Germany)                                                                                       276,100        11,713
Universal Corp. (USA)                                                                                     228,500        11,612
Wilh. Wilhelmsen ASA, Class A (Norway)                                                                    399,800        10,779
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                       4,482,000         9,606
AMOREPACIFIC Corp. (South Korea)                                                                           55,850         9,575
Zebra Technologies Corp., Class A (USA) (1)                                                               135,000         9,365
Maruti Udyog Ltd. (India) (1)                                                                             750,000         8,616
Mandom Corp. (Japan)                                                                                      337,200         7,522
JCG Holdings Ltd. (Hong Kong)                                                                           7,937,000         6,315
Hero Honda Motors Ltd. (India)                                                                            500,000         5,665
Curtiss-Wright Corp. (USA)                                                                                112,100         5,254
TECMO, Ltd. (Japan)                                                                                       450,000         4,987
TSX Group Inc. (Canada)                                                                                   107,000         4,304
Multiplex, Inc., Series C, convertible preferred (USA) (1) (3) (4)                                      1,358,696           190


MISCELLANEOUS  -  4.95%
Other equity securities in initial period of acquisition                                                                549,750


TOTAL EQUITY SECURITIES (cost: $7,919,822,000)                                                                       10,360,907


                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT            VALUE
FIXED-INCOME SECURITIES - 0.08%                                                                            (000)            (000)

FOOD & STAPLES RETAILING  -  0.08%
Winn-Dixie Stores, Inc. 8.875% 2008                                                                    $    9,925         8,833


TOTAL FIXED-INCOME SECURITIES (cost: $8,788,000)                                                                          8,833


                                                                                                        PRINCIPAL          MARKET
                                                                                                          AMOUNT            VALUE
SHORT-TERM SECURITIES - 7.03%                                                                              (000)            (000)

CORPORATE SHORT-TERM NOTES  -  5.98%
BMW U.S. Capital Corp. 1.00%-1.02% due 4/8-4/12/2004                                                       75,000     $  74,981
American Honda Finance Corp. 1.01%-1.03% due 4/19-6/9/2004                                                 75,000        74,881
Societe Generale North America Inc. 1.03%-1.045% due 4/13-5/3/2004                                         42,400        42,375
NBNZ International Ltd. 1.03%-1.04% due 4/19-5/25/2004 (4)                                                 35,000        34,961
Canadian Wheat Board 0.96%-0.99% due 4/26-6/1/2004                                                         34,300        34,262
FCAR Owner Trust I 1.04% due 4/5/2004                                                                      33,800        33,795
Electricite de France 0.99%-1.02% due 4/15-4/28/2004                                                       33,000        32,981
Dexia Delaware LLC 1.03% due 5/18/2004                                                                     31,000        30,957
Bank of Montreal 1.00% due 4/20-4/21/2004                                                                  30,000        29,983
National Australia Funding (Delaware) Inc. 1.02% due 4/2/2004                                              27,500        27,498
Toyota Motor Credit Corp. 1.04% due 4/5/2004                                                               27,200        27,196
Alcon Capital Corp 1.00% due 4/29/2004 (4)                                                                 27,000        26,978
Siemens Capital Co. LLC 1.01%-1.02% due 4/5-6/1/2004                                                       26,800        26,766
Credit Lyonnais N.A. Inc. 1.03% due 4/13/2004                                                              25,000        24,991
Thunder Bay Funding, LLC 1.025 due 4/19/2004 (4)                                                           25,000        24,987
CBA (Delaware) Finance Inc. 1.03% due 4/8/2004                                                             24,000        23,995
Svenska Handelsbanken 1.03% due 4/6/2004                                                                   20,500        20,497
Novartis Finance Corp. 0.98% due 5/17/2004 (4)                                                             20,400        20,374
HBOS Treasury Services PLC 1.04% due 5/6/2004                                                              20,000        19,980
Diageo Capital PLC 1.03% due 5/4/2004 (4)                                                                  17,000        16,984
Shell Finance (U.K.) PLC 1.00%-1.03% due 4/16-6/1/2004                                                     14,800        14,787


U.S. TREASURIES  -  0.45%
U.S. Treasury Bills 0.885%-0.9275% due 4/22-6/24/2004                                                      49,900        49,840


FEDERAL AGENCY DISCOUNT NOTES  -  0.34%
Federal Home Loan Bank 0.99% due 4/7/2004                                                                  25,400        25,395
Fannie Mae 1.015% due 5/5/2004                                                                             12,900        12,888


CERTIFICATES OF DEPOSIT  -  0.26%
HBOS Treasury Services PLC 1.01% due 4/15/2004                                                             29,000        29,000


TOTAL SHORT-TERM SECURITIES (cost: $781,326,000)                                                                        781,332

TOTAL INVESTMENT SECURITIES (cost: $8,709,936,000)                                                                   11,151,072

NEW TAIWANESE DOLLAR (cost: $5,339,000)                                                               NT$ 177,115         5,384

OTHER ASSETS LESS LIABILITIES                                                                                           (47,346)

NET ASSETS                                                                                                          $11,109,110


(1)  Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration
(5)  This security has been authorized but has not yet been issued.


ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES   at March 31, 2004              unaudited
                    (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $6,819,976)         $8,946,835
  Affiliated issuers (cost: $1,889,960)            2,204,237     $11,151,072
 Cash denominated in non-U.S. currencies
  (cost: $5,339)                                                       5,384
 Cash                                                                 13,898
 Receivables for:
  Sales of investments                                66,308
  Sales of fund's shares                              23,810
  Dividends and interest                              16,099         106,217
                                                                  11,276,571
LIABILITIES:
 Payables for:
  Purchases of investments                           116,477
  Repurchases of fund's shares                        11,429
  Investment advisory services                         6,067
  Services provided by affiliates                      3,640
  Deferred Directors' compensation                       828
  Other fees and expenses                             29,020         167,461
NET ASSETS AT MARCH 31, 2004                                     $11,109,110

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                      $10,328,164
 Accumulated net investment loss                                     (40,042)
 Accumulated net realized loss                                    (1,591,944)
 Net unrealized appreciation                                       2,412,932
NET ASSETS AT MARCH 31, 2004                                     $11,109,110

TOTAL AUTHORIZED CAPITAL STOCK - 800,000 SHARES, $0.01 PAR VALUE

                                              SHARES      NET ASSET VALUE
                       NET ASSETS          OUTSTANDING     PER SHARE (1)

Class A               $10,035,816            349,368         $28.73
Class B                   305,449             10,953          27.89
Class C                   234,097              8,418          27.81
Class F                   108,759              3,802          28.61
Class 529-A                80,433              2,803          28.70
Class 529-B                18,163                644          28.22
Class 529-C                37,127              1,315          28.23
Class 529-E                 4,989                175          28.54
Class 529-F                 6,262                219          28.64
Class R-1                   3,858                136          28.35
Class R-2                  98,919              3,488          28.36
Class R-3                  66,599              2,334          28.53
Class R-4                  15,511                540          28.70
Class R-5                  93,128              3,229          28.84

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $30.48 and $30.45, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS  for the six months ended March 31, 2004      unaudited
                                                          (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                               $4,609
  Dividends (net of non-U.S. withholding tax of $4,667;
             also includes $8,008 from affiliates)                                       45,834        $50,443

 Fees and expenses:
  Investment advisory services                                                           33,266
  Distribution services                                                                  14,988
  Transfer agent services                                                                 6,840
  Administrative services                                                                   872
  Reports to shareholders                                                                   408
  Registration statement and prospectus                                                     334
  Postage, stationery and supplies                                                          850
  Directors' compensation                                                                   228
  Auditing and legal                                                                        143
  Custodian                                                                               1,343
  State and local taxes                                                                     176
  Other                                                                                      68
  Total expenses before reimbursement                                                    59,516
   Reimbursement of expenses                                                                170         59,346
 Net investment loss                                                                                    (8,903)

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments (including $157,476 net gain from affiliates)                             824,721
  Non-U.S. currency transactions                                                            752        825,473
 Net unrealized appreciation (depreciation) on:
  Investments                                                                         1,243,404
  Non-U.S. currency translations                                                           (277)     1,243,127
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                             2,068,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $2,059,697

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                                                      SIX MONTHS        YEAR ENDED
                                                                                   ENDED MARCH 31,     SEPTEMBER 30,
                                                                                        2004*              2003
OPERATIONS:
 Net investment loss                                                                   ($8,903)           ($6,477)
 Net realized gain(loss) on investments and non-U.S. currency transactions             825,473           (247,386)
 Net unrealized appreciation on investments and non-U.S. currency translations       1,243,127          2,279,082
  Net increase in net assets resulting from operations                               2,059,697          2,025,219

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND CURRENCY GAINS           (10,989)                 -

CAPITAL SHARE TRANSACTIONS                                                             607,437           (136,746)

TOTAL INCREASE IN NET ASSETS                                                         2,656,145          1,888,473

NET ASSETS:
 Beginning of period                                                                 8,452,965          6,564,492
 End of period (including accumulated net investment loss:
    $40,042 and $20,150,respectively)                                              $11,109,110         $8,452,965

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

--------------------------------------------------------------------------------------------------------------
                           INITIAL SALES     CONTINGENT DEFERRED SALES
  SHARE CLASS                 CHARGE          CHARGE UPON REDEMPTION             CONVERSION FEATURE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%      None (except 1% for certain         None
                                             redemptions within one year of
                                             purchase without an initial
                                             sales charge)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None             Declines from 5% to zero for        Classes B and 529-B
                                             redemptions within six years        convert to  classes A
                                             of purchase                         and 529-A, respectively,
                                                                                 after eight years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class C                   None             1% for redemptions within           Class C converts to Class F
                                             one year of purchase                after 10 years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-C               None             1% for redemptions within           None
                                             one year of purchase
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-E               None             None                                None
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None             None                                None
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Classes R-1, R-2, R-3,    None             None                                None
      R-4 and R-5
--------------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2004, non-U.S. taxes paid on realized gains were $40,000. As of March 31, 2004, non-U.S. taxes provided on unrealized gains were $28,747,000.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $8,757,870,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (DOLLARS IN THOUSANDS)
Undistributed net investment income and currency gains                  $4,953
Accumulated short-term capital losses                               (2,071,940)
Undistributed long-term capital gains                                  478,407
Gross unrealized appreciation on investment securities               2,849,970
Gross unrealized depreciation on investment securities                (451,384)


Accumulated short-term capital losses above include capital loss carryforwards of $53,865,000, $1,186,404,000 and $1,122,269,000 expiring in 2009, 2010, and
2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term capital losses and undistributed long-term capital gains are capital losses of $54,399,000 that were realized during the period November 1, 2002 through September 30, 2003.

Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


SHARE CLASS               SIX MONTHS ENDED MARCH 31, 2004

Class A                         $ 10,144
Class B                                -
Class C                                -
Class F                              202
Class 529-A                          148
Class 529-B                            -
Class 529-C                            -
Class 529-E                            2
Class 529-F                           12
Class R-1                              2
Class R-2                             50
Class R-3                             80
Class R-4                             25
Class R-5                            324
Total                           $ 10,989

No distributions were paid to shareholders during the year ended September 30, 2003.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2004, the investment advisory services fee was $33,266,000, which was equivalent to an annualized rate of 0.662% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

      --------------------------------------------------------------------------
      SHARE CLASS                   CURRENTLY APPROVED LIMITS      PLAN LIMITS
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Class A                                 0.30%                    0.30%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Class 529-A                             0.30                     0.50
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Classes B and 529-B                     1.00                     1.00
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Classes C, 529-C and R-1                1.00                     1.00
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Class R-2                               0.75                     1.00
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Classes 529-E and R-3                   0.50                     0.75
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Classes F, 529-F and R-4                0.25                     0.50
      --------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended March 31, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                        ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                 COMMONWEALTH OF
                                                              CRMC                                  VIRGINIA
                      DISTRIBUTION     TRANSFER AGENT    ADMINISTRATIVE     TRANSFER AGENT       ADMINISTRATIVE
       SHARE CLASS      SERVICES         SERVICES           SERVICES           SERVICES             SERVICES
     --------------------------------------------------------------------------------------------------------------
         Class A         $11,977          $6,638         Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class B           1,296              202        Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class C             909         Included              $136               $43            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
         Class F             108         Included                65                21            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-A             54        Included                46                 8                 $ 31
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-B             71        Included                11                 5                    7
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-C           142         Included                21                 8                   14
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-E             10        Included                 3                 1                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
       Class 529-F              6        Included                 4                 1                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-1              14        Included                 2                 2            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-2             266        Included                53               249            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-3             120        Included                36                47            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-4               15       Included                 9                 1            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Class R-5    Not applicable      Included                43                 1            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
          Total          $14,988          $6,840               $429              $387                $56
     ==============================================================================================================

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $97,000 in current fees (either paid in cash or deferred) and a net increase of $131,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are, or may be considered to be, affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                  REINVESTMENTS
                                           SALES(1)               OF DIVIDENDS           REPURCHASES(1)      NET INCREASE (DECREASE)
SHARE CLASS                           AMOUNT       SHARES       AMOUNT    SHARES       AMOUNT      SHARES      AMOUNT       SHARES

SIX MONTHS ENDED MARCH 31, 2004
Class A                           $ 1,038,709      38,814     $ 9,695      376      $ (728,399)   (27,192)    $ 320,005     11,998
Class B                                70,135       2,698           -        -         (16,952)      (650)       53,183      2,048
Class C                                92,025       3,549           -        -         (16,777)      (648)       75,248      2,901
Class F                                54,853       2,056         184        7         (19,339)      (720)       35,698      1,343
Class 529-A                            27,132       1,012         148        6          (1,150)       (42)       26,130        976
Class 529-B                             5,344         203           -        -            (137)        (5)        5,207        198
Class 529-C                            12,808         484           -        -            (539)       (20)       12,269        464
Class 529-E                             1,698          64           2      - *             (87)        (3)        1,613         61
Class 529-F                             2,743         104          12      - *            (225)        (8)        2,530         96
Class R-1                               1,854          70           2      - *            (572)       (22)        1,284         48
Class R-2                              50,985       1,909          50        2         (11,124)      (418)       39,911      1,493
Class R-3                              34,722       1,300          80        3          (7,547)      (284)       27,255      1,019
Class R-4                               8,317         314          25        1          (5,163)      (206)        3,179        109
Class R-5                              12,567         473         284       11          (8,926)      (329)        3,925        155
Total net increase
   (decrease)                     $ 1,413,892      53,050    $ 10,482      406      $ (816,937)   (30,547)    $ 607,437     22,909

YEAR ENDED SEPTEMBER 30, 2003
Class A                           $ 1,130,418      58,444         $ -        -    $ (1,479,092)   (79,492)   $ (348,674)   (21,048)
Class B                                62,773       3,257           -        -         (23,085)    (1,233)       39,688      2,024
Class C                                86,227       4,503           -        -         (42,533)    (2,269)       43,694      2,234
Class F                                48,187       2,475           -        -         (26,459)    (1,397)       21,728      1,078
Class 529-A                            19,948       1,027           -        -          (1,191)       (64)       18,757        963
Class 529-B                             5,233         272           -        -            (178)       (10)        5,055        262
Class 529-C                             9,480         494           -        -            (419)       (22)        9,061        472
Class 529-E                             1,507          79           -        -             (75)        (3)        1,432         76
Class 529-F                             2,385         124           -        -             (27)        (1)        2,358        123
Class R-1                               1,936          98           -        -            (211)       (11)        1,725         87
Class R-2                              43,636       2,264           -        -          (7,789)      (404)       35,847      1,860
Class R-3                              30,982       1,612           -        -          (8,304)      (433)       22,678      1,179
Class R-4                              11,864         641           -        -          (3,997)      (211)        7,867        430
Class R-5                              11,090         544           -        -          (9,052)      (467)        2,038         77
Total net increase
   (decrease)                     $ 1,465,666      75,834         $ -        -    $ (1,602,412)   (86,017)   $ (136,746)   (10,183)

*    Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $238,241,000, which represented 2.14% of the net assets of the fund.


7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,794,437,000 and $2,312,886,000, respectively, during the six months ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $1,343,000 included $7,000 that was offset by this reduction, rather than paid in cash.


8. TRANSACTIONS WITH AFFILIATES

If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the six months ended March 31, 2004 is as follows:

                                                                                                                         MARKET
                                                                                                                        VALUE OF
                                                                                                            DIVIDEND  AFFILIATES AT
                                                    BEGINNING                                     ENDING    INCOME    MARCH 31, 2004
SECURITY                                              SHARES       PURCHASES        SALES         SHARES     (000)        (000)


Able                                                         -       705,000             -        705,000    $725       $21,644
American Healthways (1)                                850,000       750,000       400,000      1,200,000       -             -
Anoto Group                                          6,623,244       533,000             -      7,156,244       -        15,833
Aristocrat Leisure                                  19,558,157     5,423,692             -     24,981,849     515        65,388
Ask Jeeves                                           2,800,000       153,700             -      2,953,700       -       105,536
ASM International (1)                                3,119,100             -     2,700,000        419,100       -             -
Baycorp Advantage                                   13,892,100             -             -     13,892,100       -        27,033
BKN International                                      244,200       555,800             -        800,000       -         3,926
Cafe de Coral Holdings (1)                          28,192,000             -     4,156,000     24,036,000     465             -
California Pizza Kitchen                               400,000       830,000             -      1,230,000       -        24,600
Cambrex (1)                                          1,300,000             -             -      1,300,000      78             -
CapLease                                                     -     1,530,000             -      1,530,000       -        19,615
Cathay General Bancorp (1)                           1,015,000       167,600             -      1,182,600     142             -
Charles Vogele Holding                                       -       530,000             -        530,000       -        35,548
Chung Hwa Pulp                                               -    37,046,000             -     37,046,000       -        26,011
Clear Media                                         32,579,000             -             -     32,579,000       -        28,639
Creo                                                 2,916,000       648,000             -      3,564,000       -        33,739
Cymer                                                2,000,000             -             -      2,000,000       -        77,220
DiamondWorks                                                 -     4,055,000             -      4,055,000       -         8,959
Downer EDI                                          51,045,208    10,579,765    45,164,961     16,460,012     460        39,315
Duratek                                                891,100             -             -        891,100       -        14,177
Ekornes (1)                                          1,725,598             -             -      1,725,598       -             -
Expro International Group                                    -     4,250,000             -      4,250,000     228        19,631
Extended Stay America (1)                            6,190,000             -     6,190,000              -     495             -
FindWhat.com                                           900,000       500,000             -      1,400,000       -        30,310
Gladstone Commercial                                   428,000        65,000             -        493,000      61         8,430
GSI Commerce                                                 -     2,294,491             -      2,294,491       -        23,289
Hanil Cement                                           447,000        44,700             -        491,700     389        26,125
Hutchinson Technology (1)                            1,300,000       200,000     1,500,000              -       -             -
Hyosung                                              1,773,200        70,928             -      1,844,128     124        16,025
Informatics Holdings                                16,065,000             -             -     16,065,000      47         6,958
InfoSpace.com                                        2,005,000        35,000       129,800      1,910,200       -        74,249
Infoteria                                                2,672             -             -          2,672       -         1,602
International Energy Group                           4,640,000             -             -      4,640,000     187        13,577
J D Wetherspoon (1)                                 10,644,724             -     2,629,764      8,014,960     588             -
KEC                                                    523,540             -             -        523,540     274        16,124
Kingboard Chemical Holdings                         34,662,000     5,220,000             -     39,882,000     224        76,772
Kingboard Chemical Holdings,
  warrants, expire 2003 (1)                          2,772,000             -     2,772,000              -       -             -
The Knot                                                     -     1,319,200             -      1,319,200       -         5,739
LG Insurance Co.                                     3,000,000             -             -      3,000,000     435        16,463
Lions Gate Entertainment                             3,803,500     1,975,000             -      5,778,500       -        36,003
LTG Technologies                                    17,785,714             -             -     17,785,714       -         4,304
Lumenis                                              2,270,000             -             -      2,270,000       -         2,735
Magnum Hunter Resources                                      -     3,600,000             -      3,600,000       -        36,504
Manhattan Associates                                   800,000     1,050,000             -      1,850,000       -        51,430
MatrixOne (1)                                        2,500,000             -     2,500,000              -       -             -
Mentor Graphics                                        500,000     3,072,200             -      3,572,200       -        63,657
Micrel (1)                                           4,767,112             -     4,767,112              -       -             -
Micronic Laser Systems                               2,638,952             -             -      2,638,952       -        19,928
Millennium Chemicals                                 3,995,000             -       142,700      3,852,300       -        57,553
Muse Prime Software                                  1,770,000             -             -      1,770,000       -           230
Navan Mining (1)                                    13,800,000             -    13,800,000              -       -             -
O'Charley's                                            400,000       950,000             -      1,350,000       -        24,637
O2Micro International                                1,759,500     1,095,000       359,500      2,495,000       -        42,989
PDF Solutions                                        1,500,000        10,000             -      1,510,000       -        17,380
Performance Food Group                               2,935,000             -             -      2,935,000       -       100,817
Provide Commerce                                             -       656,400         1,600        654,800       -        14,897
Pusan Bank                                           9,520,500             -             -      9,520,500   1,792        60,967
Q-Med                                                1,610,000             -             -      1,610,000       -        46,180
Recordati                                            2,652,000             -             -      2,652,000       -        46,181
Restaurant Group                                     7,710,000     4,919,000             -     12,629,000       -        18,500
Rhon-Klinikum                                          863,800        64,000             -        927,800       -        46,584
Rhon-Klinikum, nonvoting preferred                     561,300             -             -        561,300       -        23,958
Rogers (1)                                             856,800             -       100,000        756,800       -             -
Sanctuary Group                                     19,470,839     2,019,161             -     21,490,000     155        19,021
SBS Broadcasting                                     1,800,000        55,000             -      1,855,000       -        66,465
School Specialty                                     1,130,000        80,000             -      1,210,000       -        43,040
Sharper Image                                          950,000             -             -        950,000       -        30,951
S1 Corp. (1)                                         2,090,000             -     1,414,060        675,940     367             -
Spinnaker Exploration                                        -     1,980,000             -      1,980,000       -        71,122
Sterling Bancshares                                          -     2,700,000             -      2,700,000     256        36,153
Sylvan Learning Systems                              2,589,516       230,484             -      2,820,000       -        99,010
Techem (1)                                           1,413,300             -       466,000        947,300       -             -
Valora                                                       -       222,000             -        222,000       -        54,918
Veeco Instruments                                            -     1,500,000             -      1,500,000       -        42,075
Venture Production                                   6,500,000             -             -      6,500,000       -        19,737
Wilson Greatbatch Technologies                         465,800       802,600       150,000      1,118,400       -        40,576
Xinao Gas Holdings (1)                              37,300,000             -             -     37,300,000       -             -
Yankee Candle Company                                2,769,600       205,400             -      2,975,000       -        82,050
Zeevo, 5.00% convertible notes (1)                     398,561             -       398,561              -       1             -
Zeevo, Series C-1, convertible preferred (1)         1,587,301             -     1,126,144        461,157       -             -
Zeevo, Series E-1, convertible preferred (1)                 -       942,839             -        942,839       -             -
Zeevo, Series E-1, warrants, expire 2008 (1)                 3             -             -              3       -             -
ZOOTS                                               12,586,913             -             -     12,586,913       -         1,208
                                                                                                           $8,008    $2,204,237

(1)  Unaffiliated at March 31, 2004.




FINANCIAL HIGHLIGHTS  (1)

                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                                            NET
                                              NET ASSET                                   GAINS(LOSSES)
                                               VALUE,                 NET                 ON SECURITIES            TOTAL FROM
                                              BEGINNING            INVESTMENT            (BOTH REALIZED            INVESTMENT
                                              OF PERIOD          (LOSS) INCOME           AND UNREALIZED)           OPERATIONS
CLASS A:
 Six months ended 3/31/2004  (5)               $23.22                $(.02)                   $5.56                   $5.54
 Year ended 9/30/2003                           17.53                 (.01)                    5.70                    5.69
 Year ended 9/30/2002                           18.62                 (.07)                    (.98)                  (1.05)
 Year ended 9/30/2001                           40.24                    - (7)               (16.33)                 (16.33)
 Year ended 9/30/2000                           29.57                    - (7)                11.29                   11.29
 Year ended 9/30/1999                           22.14                  .03                     8.78                    8.81
CLASS B:
 Six months ended 3/31/2004  (5)                22.60                 (.11)                    5.40                    5.29
 Year ended 9/30/2003                           17.20                 (.16)                    5.56                    5.40
 Year ended 9/30/2002                           18.38                 (.23)                    (.95)                  (1.18)
 Year ended 9/30/2001                           40.08                 (.21)                  (16.20)                 (16.41)
 Period from 3/15/2000 to 9/30/2000             47.11                 (.12)                   (6.91)                  (7.03)
CLASS C:
 Six months ended 3/31/2004  (5)                22.54                 (.12)                    5.39                    5.27
 Year ended 9/30/2003                           17.15                 (.16)                    5.55                    5.39
 Year ended 9/30/2002                           18.33                 (.22)                    (.95)                  (1.17)
 Period from 3/15/2001 to 9/30/2001             23.06                 (.16)                   (4.57)                  (4.73)
CLASS F:
 Six months ended 3/31/2004  (5)                23.16                 (.02)                    5.53                    5.51
 Year ended 9/30/2003                           17.48                 (.01)                    5.69                    5.68
 Year ended 9/30/2002                           18.60                 (.07)                    (.98)                  (1.05)
 Period from 3/15/2001 to 9/30/2001             23.27                 (.03)                   (4.64)                  (4.67)
CLASS 529-A:
 Six months ended 3/31/2004  (5)                23.24                 (.02)                    5.55                    5.53
 Year ended 9/30/2003                           17.53                  .01                     5.70                    5.71
 Period from 2/19/2002 to 9/30/2002             21.68                 (.03)                   (4.12)                  (4.15)
CLASS 529-B:
 Six months ended 3/31/2004  (5)                22.88                 (.14)                    5.48                    5.34
 Year ended 9/30/2003                           17.43                 (.19)                    5.64                    5.45
 Period from 2/20/2002 to 9/30/2002             21.82                 (.14)                   (4.25)                  (4.39)
CLASS 529-C:
 Six months ended 3/31/2004  (5)                22.89                 (.13)                    5.47                    5.34
 Year ended 9/30/2003                           17.44                 (.18)                    5.63                    5.45
 Period from 2/20/2002 to 9/30/2002             21.82                 (.14)                   (4.24)                  (4.38)
CLASS 529-E:
 Six months ended 3/31/2004  (5)                23.09                 (.06)                    5.53                    5.47
 Year ended 9/30/2003                           17.50                 (.07)                    5.66                    5.59
 Period from 3/15/2002 to 9/30/2002             23.21                 (.06)                   (5.65)                  (5.71)
CLASS 529-F:
 Six months ended 3/31/2004  (5)                23.20                 (.03)                    5.54                    5.51
 Year ended 9/30/2003                           17.53                 (.02)                    5.69                    5.67
 Period from 9/17/2002 to 9/30/2002             18.24                    - (7)                 (.71)                   (.71)
CLASS R-1:
 Six months ended 3/31/2004  (5)               $23.00                $(.12)                   $5.49                   $5.37
 Year ended 9/30/2003                           17.49                 (.16)                    5.67                    5.51
 Period from 6/19/2002 to 9/30/2002             21.60                 (.04)                   (4.07)                  (4.11)
CLASS R-2:
 Six months ended 3/31/2004  (5)                23.00                 (.11)                    5.49                    5.38
 Year ended 9/30/2003                           17.49                 (.15)                    5.66                    5.51
 Period from 5/31/2002 to 9/30/2002             22.62                 (.05)                   (5.08)                  (5.13)
CLASS R-3:
 Six months ended 3/31/2004  (5)                23.12                 (.06)                    5.52                    5.46
 Year ended 9/30/2003                           17.51                 (.07)                    5.68                    5.61
 Period from 6/20/2002 to 9/30/2002             21.43                 (.02)                   (3.90)                  (3.92)
CLASS R-4:
 Six months ended 3/31/2004  (5)                23.22                 (.02)                    5.56                    5.54
 Year ended 9/30/2003                           17.53                    - (7)                 5.69                    5.69
 Period from 7/24/2002 to 9/30/2002             18.55                 (.01)                   (1.01)                  (1.02)
CLASS R-5:
 Six months ended 3/31/2004  (5)                23.33                  .02                     5.59                    5.61
 Year ended 9/30/2003                           17.55                  .05                     5.73                    5.78
 Period from 5/15/2002 to 9/30/2002             23.36                    - (7)                (5.81)                  (5.81)


                                                          DIVIDENDS AND DISTRIBUTIONS
                                               DIVIDENDS
                                              (FROM NET            DISTRIBUTIONS       TOTAL              NET ASSET
                                               INVESTMENT          (FROM CAPITAL    DIVIDENDS AND        VALUE, END       TOTAL
                                               INCOME)              GAINS)          DISTRIBUTIONS         OF PERIOD       RETURN(3)

CLASS A:
 Six months ended 3/31/2004  (5)                $(.03)                 $ -              $(.03)              $28.73         23.83%
 Year ended 9/30/2003                               -                    -                  -                23.22         32.46
 Year ended 9/30/2002                            (.04)                   -               (.04)               17.53         (5.69)
 Year ended 9/30/2001                               -                (5.29)             (5.29)               18.62        (44.95)
 Year ended 9/30/2000                            (.02)                (.60)              (.62)               40.24         38.42
 Year ended 9/30/1999                            (.09)               (1.29)             (1.38)               29.57         41.42
CLASS B:
 Six months ended 3/31/2004  (5)                    -                    -                  -                27.89         23.36
 Year ended 9/30/2003                               -                    -                  -                22.60         31.40
 Year ended 9/30/2002                               -                    -                  -                17.20         (6.42)
 Year ended 9/30/2001                               -                (5.29)             (5.29)               18.38        (45.38)
 Period from 3/15/2000 to 9/30/2000                 -                    -                  -                40.08        (14.92)
CLASS C:
 Six months ended 3/31/2004  (5)                    -                    -                  -                27.81         23.34
 Year ended 9/30/2003                               -                    -                  -                22.54         31.43
 Year ended 9/30/2002                            (.01)                   -               (.01)               17.15         (6.42)
 Period from 3/15/2001 to 9/30/2001                 -                    -                  -                18.33        (20.51)
CLASS F:
 Six months ended 3/31/2004  (5)                 (.06)                   -               (.06)               28.61         23.80
 Year ended 9/30/2003                               -                    -                  -                23.16         32.49
 Year ended 9/30/2002                            (.07)                   -               (.07)               17.48         (5.73)
 Period from 3/15/2001 to 9/30/2001                 -                    -                  -                18.60        (20.07)
CLASS 529-A:
 Six months ended 3/31/2004  (5)                 (.07)                   -               (.07)               28.70         23.78
 Year ended 9/30/2003                               -                    -                  -                23.24         32.57
 Period from 2/19/2002 to 9/30/2002                 -                    -                  -                17.53        (19.14)
CLASS 529-B:
 Six months ended 3/31/2004  (5)                    -                    -                  -                28.22         23.29
 Year ended 9/30/2003                               -                    -                  -                22.88         31.27
 Period from 2/20/2002 to 9/30/2002                 -                    -                  -                17.43        (20.12)
CLASS 529-C:
 Six months ended 3/31/2004  (5)                    -                    -                  -                28.23         23.33
 Year ended 9/30/2003                               -                    -                  -                22.89         31.25
 Period from 2/20/2002 to 9/30/2002                 -                    -                  -                17.44        (20.07)
CLASS 529-E:
 Six months ended 3/31/2004  (5)                 (.02)                   -               (.02)               28.54         23.64
 Year ended 9/30/2003                               -                    -                  -                23.09         31.94
 Period from 3/15/2002 to 9/30/2002                 -                    -                  -                17.50        (24.60)
CLASS 529-F:
 Six months ended 3/31/2004  (5)                 (.07)                   -               (.07)               28.64         23.79
 Year ended 9/30/2003                               -                    -                  -                23.20         32.34
 Period from 9/17/2002 to 9/30/2002                 -                    -                  -                17.53         (3.89)
CLASS R-1:
 Six months ended 3/31/2004  (5)                $(.02)                   -              $(.02)              $28.35         23.33 %
 Year ended 9/30/2003                               -                    -                  -                23.00         31.50
 Period from 6/19/2002 to 9/30/2002                 -                    -                  -                17.49        (19.03)
CLASS R-2:
 Six months ended 3/31/2004  (5)                 (.02)                   -               (.02)               28.36         23.36
 Year ended 9/30/2003                               -                    -                  -                23.00         31.50
 Period from 5/31/2002 to 9/30/2002                 -                    -                  -                17.49        (22.68)
CLASS R-3:
 Six months ended 3/31/2004  (5)                 (.05)                   -               (.05)               28.53         23.63
 Year ended 9/30/2003                               -                    -                  -                23.12         32.04
 Period from 6/20/2002 to 9/30/2002                 -                    -                  -                17.51        (18.29)
CLASS R-4:
 Six months ended 3/31/2004  (5)                 (.06)                   -               (.06)               28.70         23.88
 Year ended 9/30/2003                               -                    -                  -                23.22         32.46
 Period from 7/24/2002 to 9/30/2002                 -                    -                  -                17.53         (5.50)
CLASS R-5:
 Six months ended 3/31/2004  (5)                 (.10)                   -               (.10)               28.84         24.04
 Year ended 9/30/2003                               -                    -                  -                23.33         32.93
 Period from 5/15/2002 to 9/30/2002                 -                    -                  -                17.55        (24.87)


                                                                 RATIO OF EXPENSES           RATIO OF EXPENSES         RATIO OF NET
                                         NET ASSETS,               TO AVERAGE NET            TO AVERAGE NET           (LOSS) INCOME
                                        END OF PERIOD              ASSETS BEFORE             ASSETS AFTER              TO AVERAGE
                                        (IN MILLIONS)              REIMBURSEMENT             REIMBURSEMENT (4)         NET ASSETS

CLASS A:
 Six months ended 3/31/2004  (5)           $10,036                    1.14% (6)                   1.14% (6)            -(.14)(6)
 Year ended 9/30/2003                        7,833                     1.19                        1.19                 (.07)
 Year ended 9/30/2002                        6,283                     1.17                        1.17                 (.32)
 Year ended 9/30/2001                        7,265                     1.09                        1.09                 (.01)
 Year ended 9/30/2000                       14,098                     1.10                        1.10                    - (8)
 Year ended 9/30/1999                        8,983                     1.09                        1.09                  .12
CLASS B:
 Six months ended 3/31/2004  (5)               305                     1.89 (6)                    1.89 (6)             (.88)(6)
 Year ended 9/30/2003                          201                     1.97                        1.97                 (.85)
 Year ended 9/30/2002                          118                     1.95                        1.95                (1.09)
 Year ended 9/30/2001                           86                     1.89                        1.89                 (.81)
 Period from 3/15/2000 to 9/30/2000             73                     1.84 (6)                    1.84 (6)             (.57)(6)
CLASS C:
 Six months ended 3/31/2004  (5)               234                     1.93 (6)                    1.93 (6)             (.90)(6)
 Year ended 9/30/2003                          124                     1.97                        1.97                 (.85)
 Year ended 9/30/2002                           56                     1.96                        1.96                (1.08)
 Period from 3/15/2001 to 9/30/2001             17                     2.11 (6)                    2.11 (6)            (1.11)(6)
CLASS F:
 Six months ended 3/31/2004  (5)               109                     1.17 (6)                    1.17 (6)             (.14)(6)
 Year ended 9/30/2003                           57                     1.18                        1.18                 (.06)
 Year ended 9/30/2002                           24                     1.20                        1.20                 (.32)
 Period from 3/15/2001 to 9/30/2001              7                     1.23 (6)                    1.23 (6)             (.21)(6)
CLASS 529-A:
 Six months ended 3/31/2004  (5)                80                     1.18 (6)                    1.18 (6)             (.16)(6)
 Year ended 9/30/2003                           42                     1.11                        1.11                  .03
 Period from 2/19/2002 to 9/30/2002             15                     1.18 (6)                    1.18 (6)             (.25)(6)
CLASS 529-B:
 Six months ended 3/31/2004  (5)                18                     2.06 (6)                    2.06 (6)            (1.03)(6)
 Year ended 9/30/2003                           10                     2.09                        2.09                 (.95)
 Period from 2/20/2002 to 9/30/2002              3                     2.08 (6)                    2.08 (6)            (1.15)(6)
CLASS 529-C:
 Six months ended 3/31/2004  (5)                37                     2.04 (6)                    2.04 (6)            (1.01)(6)
 Year ended 9/30/2003                           20                     2.07                        2.07                 (.94)
 Period from 2/20/2002 to 9/30/2002              7                     2.05 (6)                    2.05 (6)            (1.12)(6)
CLASS 529-E:
 Six months ended 3/31/2004  (5)                 5                     1.51 (6)                    1.51 (6)             (.48)(6)
 Year ended 9/30/2003                            3                     1.53                        1.53                 (.38)
 Period from 3/15/2002 to 9/30/2002              1                     1.51 (6)                    1.51 (6)             (.60)(6)
CLASS 529-F:
 Six months ended 3/31/2004  (5)                 6                     1.26 (6)                    1.26 (6)             (.22)(6)
 Year ended 9/30/2003                            3                     1.27                        1.27                 (.10)
 Period from 9/17/2002 to 9/30/2002              - (9)                  .04                         .04                  .01
CLASS R-1:
 Six months ended 3/31/2004  (5)                $4                     2.04%(6)                    1.93%(6)             (.90)(6)
 Year ended 9/30/2003                            2                     2.43                        1.93                 (.78)
 Period from 6/19/2002 to 9/30/2002              - (9)                 7.56                         .54                 (.22)
CLASS R-2:
 Six months ended 3/31/2004  (5)                99                     2.33 (6)                    1.89 (6)             (.86)(6)
 Year ended 9/30/2003                           46                     2.59                        1.89                 (.75)
 Period from 5/31/2002 to 9/30/2002              2                      .85                         .63                 (.29)
CLASS R-3:
 Six months ended 3/31/2004  (5)                67                     1.57 (6)                    1.51 (6)             (.47)(6)
 Year ended 9/30/2003                           30                     1.67                        1.51                 (.37)
 Period from 6/20/2002 to 9/30/2002              2                      .52                         .42                 (.11)
CLASS R-4:
 Six months ended 3/31/2004  (5)                16                     1.14 (6)                    1.14 (6)             (.12)(6)
 Year ended 9/30/2003                           10                     1.17                        1.16                 (.02)
 Period from 7/24/2002 to 9/30/2002              - (9)                  .70                         .21                 (.03)
CLASS R-5:
 Six months ended 3/31/2004  (5)                93                      .82 (6)                     .82 (6)              .18 (6)
 Year ended 9/30/2003                           72                      .83                         .83                  .28
 Period from 5/15/2002 to 9/30/2002             53                      .31                         .31                  .01


                                                     SIX MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                                     MARCH 31, 2004(5)     2003     2002     2001     2000     1999

Portfolio turnover rate for all classes of shares           25%             49%      51%      60%      63%      50%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start up period for the retirement share classes (except R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than one cent.
(8)  Amount less than .01 percent.
(9)  Amount less than $1 million.


See Notes to Financial Statements



OTHER SHARE CLASS RESULTS                                             unaudited
CLASS B, CLASS C, CLASS F AND CLASS 529

RETURNS FOR PERIODS ENDED MARCH 31, 2004                                                      1 YEAR           LIFE OF CLASS

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
  six years of purchase                                                                       +63.66%            -8.67% (1)
Not reflecting CDSC                                                                           +68.66%            -8.28% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
  are sold within one year of purchase                                                        +67.59%            +6.34% (2)
Not reflecting CDSC                                                                           +68.59%            +6.34% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +69.96%            +7.21% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +60.17%           +11.19% (4)
Not reflecting maximum sales charge                                                           +69.92%           +14.35% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
  if shares are sold within six years of purchase                                             +63.42%           +11.29% (5)
Not reflecting CDSC                                                                           +68.42%           +12.97% (5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
  are sold within one year of purchase                                                        +67.44%           +13.00% (5)
Not reflecting CDSC                                                                           +68.44%           +13.00% (5)

CLASS 529-E SHARES (3)                                                                        +69.33%           +10.66% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +69.84%           +34.43% (7)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 20, 2002, when Class 529-B and Class 529-C shares were first sold.
(6) Average annual total return from March 15, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.79 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF SMALLCAP WORLD FUND AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o    A LONG-TERM, VALUE-ORIENTED APPROACH
     Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o    AN UNPARALLELED GLOBAL RESEARCH EFFORT
     American Funds draws on one of the industry's most globally integrated research networks.

o    THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
     Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o    EXPERIENCED INVESTMENT PROFESSIONALS
     The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o    A COMMITMENT TO LOW OPERATING EXPENSES
     American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
>  SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-935-0504

Litho in USA BDC/AL/8094

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.


By /s/ Gordon Crawford
Gordon Crawford, Chairman and PEO

Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ Gordon Crawford
          Gordon Crawford, Chairman and PEO

Date: June 8, 2004



By   /s/ David A. Pritchett
         David A. Pritchett, Treasurer

Date: June 8, 2004